Oct. 29, 2019
PRUDENTIAL NATIONAL MUNI FUND, INC.
PGIM National Muni Fund
(the "Fund")

Supplement dated March 6, 2020 to the Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective on or about April 1, 2020, the Board of Directors (the "Board") of Prudential National Muni Fund, Inc. approved certain changes to the Fund's investment strategies, expense limitations, performance benchmark and management and subadvisory fee schedules. As a result, the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are amended as set forth below:

Enhancements to Fund's Contractual Expense Limitations

The table in the section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses – Annual Fund Operating Expenses" and the section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses – Example" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z	Class R6
Management fees	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.11%	0.34%	0.19%	0.13%	0.09%
Total annual Fund operating expenses	0.65%	1.13%	1.48%	0.42%	0.38%
Fee waiver and/or expense reimbursement	(0.04%)	(0.04%)	(0.04%)	(0.06%)	(0.09%)
Total annual Fund operating expenses after fee
waiver and/or expense reimbursement(1)	0.61%	1.09%	1.44%	0.36%	0.29%

(1)PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.36% of average daily net assets for Class Z shares, and 0.29% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to December 31, 2021 without the prior approval of the Fund's Board of Directors.

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

		If Shares Are Redeemed				If Shares Are Not Redeemed
		3	5	10		3	5
Share Class	1 Year	Years	Years	Years	1 Year	Years	Years	10 Years

Class A	$385	$522	$672	$1,105	$385	$522	$672	$1,105

Class B	$611	$655	$718	$1,174	$111	$355	$618	$1,174

Class C	$247	$464	$804	$1,765	$147	$464	$804	$1,765

Class Z	$37	$129	$229	$524	$37	$129	$229	$524

Class R6	$30	$113	$204	$472	$30	$113	$204	$472

Change in the Fund's Investment Strategies

The section of the Summary Prospectus and Prospectus entitled "Investments, Risks and Performance – Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund invests, under normal circumstances, at least 80% of its investable assets in obligations the income from which is exempt from federal income tax, that is, municipal obligations. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund's investments permitted by this policy may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). The Fund, under normal conditions, invests at least 70% of its investable assets in "investment grade" municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), or BBB- or higher by S&P Global Ratings (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or junk bonds. High yield or junk bonds are rated below Baa3 by Moody's and below BBB- by S&P, or comparably rated by another NRSRO, and are considered speculative. The Fund may invest in obligations the interest and/or principal payments on which are insured by the bond insurers or other parties.

In seeking to achieve the Fund's investment objective, the subadviser will purchase securities that it believes represent the best values based on yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds.

Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of six years or less. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions.

In managing the Fund's assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk.

Change in the Fund's Performance Benchmark

The introductory paragraphs in the section of the Summary Prospectus and Prospectus entitled "Performance" are deleted in their entirety and replaced with the following:

Performance. The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund's performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

The Fund's total returns prior to April 1, 2020 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies. The table compares the Fund's performance to that of the Bloomberg Barclays Municipal Bond Index. Effective as of April 1, 2020, the Bloomberg Barclays 1-15 Year Municipal Index replaced the Bloomberg Barclays Municipal Bond Index as the performance benchmark against which the Fund measures its performance. Fund management believes that the Bloomberg Barclays 1-15 Year Municipal Index is more relevant to the Fund's new investment strategies.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.